Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, MA 02481

August 12, 2011

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-8629

Re:	Sun Life of Canada (U.S.) Variable Account K (“Registrant”) of
Sun Life Assurance Company of Canada (U.S.) (“Depositor”)
Pre-Effective Amendment No. 3 to the Registration Statement on Form N-4
(“Registration Statement”)
File Nos. 811-22012 & 333-173301

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”) is Pre-Effective Amendment No. 3 to the above-captioned Registration Statement (“Amendment”).  The Registration Statement was filed with the Securities and Exchange Commission (“SEC”) on April 5, 2011, for the purpose of registering the variable portion of an indefinite number of flexible payment deferred annuity contracts (the “Contracts”) to be used in connection with retirement and deferred compensation plans.  Pre-Effective Amendment Nos. 1 and 2 were filed with the SEC on June 8, 2011, and August 10, 2011, respectively, to respond to comments on the Registration Statement made by the Staff of the SEC (the “Staff”) in a letter dated May 26, 2011, and by telephone on August 4, 2011.

Pre-Effective Amendment No. 3 incorporates responses to comments made by the Staff on Pre-Effective Amendment No. 2 by telephone on August 11, 2011.  More specifically, the SEC Staff commented that: (i) the date of the prospectus should be inserted on the cover page; (ii) the column sub-headings “During the first 7 Contract Years” and “During the first 5 Contract Years” should be deleted from the first table presented under the heading “Variable Account Annual Expenses”; and (iii) Exhibit 10 to Item 24 in Part C of the Amendment should be replaced with a dated copy of the “Consent of Independent Registered Public Accounting Firm.”

Acceleration Request

Registrant believes that the Amendment is responsive to Staff comments and, therefore, Depositor and its principal underwriter, Clarendon Insurance Agency, Inc., intend to make an oral request for acceleration of the effective date of the Amendment to August 12, 2011, or as soon thereafter as practicable.

The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that

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the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Depositor or the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing;

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should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

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neither the Depositor nor  the Registrant may assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Depositor acknowledges and represents that

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the Depositor and the Registrant are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

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any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

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neither the Depositor nor the Registrant may assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

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Please direct all questions and comments to the undersigned at (781) 263-6402, or to Patrice M. Pitts, Esquire, of Sutherland Asbill & Brennan at (202) 383-0548.

Respectfully yours,

/s/Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Patrice M. Pitts, Esquire
Sally Samuel, Esquire